DISCONTINUED OPERATIONS (Details 1) - Discontinued Operations [Member]	Dec. 31, 2021 USD ($)
Cash	$ 1,735,000
Accounts Receivable, Net	2,216,000
Inventory	2,358,000
Prepaid Expenses and Other Assets	98,000
Property, Equipment and Leasehold Improvements, Net	18,225,000
Intangible Assets, Net	0
Goodwill	0
Other Assets	811,000
Assets of Discontinued Operations	25,443,000
Accounts Payable and Accrued Expenses	2,834,000
Current Portion of Notes Payable	299,000
Income Tax Payable	917,000
Long-Term Lease Liabilities	591,000
Liabilities of Discontinued Operations	$ 4,641,000